iShares
®
U.S. Regional Banks ETF
Schedule of Investments
(unaudited)
June 30, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Commercial & Residential Mortgage Finance  —  0 .2%
TFS Financial Corp. ........................ 107,636 $ 1,352,985
a
Diversified Banks  —  39 .7%
Comerica, Inc. ............................ 296,746 12,570,161
Fifth Third Bancorp ........................ 1,394,812 36,558,023
First Citizens BancShares, Inc. , Class A ........... 26,781 34,372,074
KeyCorp ................................ 2,107,807 19,476,137
PNC Financial Services Group, Inc. (The) ......... 889,292 112,006,327
U.S. Bancorp ............................ 3,108,242 102,696,316
317,679,038
a
Regional Banks  —  59 .8%
Bank OZK .............................. 242,935 9,756,270
BOK Financial Corp. ........................ 64,542 5,213,703
Citizens Financial Group, Inc. ................. 1,090,765 28,447,151
Commerce Bancshares, Inc. .................. 255,781 12,456,535
Cullen/Frost Bankers, Inc. .................... 145,137 15,606,582
East West Bancorp, Inc. ..................... 318,808 16,829,874
First Financial Bankshares, Inc. ................ 292,722 8,339,650
First Horizon Corp. ......................... 1,212,067 13,659,995
FNB Corp. .............................. 813,736 9,309,140
Glacier Bancorp, Inc. ....................... 249,867 7,788,354
Home BancShares, Inc. ..................... 425,056 9,691,277
Huntington Bancshares, Inc. .................. 3,253,481 35,072,525
M&T Bank Corp. .......................... 369,590 45,740,458
New York Community Bancorp, Inc. ............. 1,627,458 18,292,628
Pinnacle Financial Partners, Inc. ................ 172,956 9,797,957
Popular, Inc. ............................. 162,209 9,816,889
Prosperity Bancshares, Inc. ................... 212,479 12,000,814
Security Shares Value
a
Regional Banks (continued)
Regions Financial Corp. ..................... 2,025,016 $ 36,085,785
SouthState Corp. .......................... 171,108 11,258,906
Synovus Financial Corp. ..................... 329,304 9,961,446
Truist Financial Corp. ....................... 2,967,777 90,072,032
UMB Financial Corp. ....................... 98,392 5,992,073
United Bankshares, Inc. ..................... 301,526 8,946,276
Valley National Bancorp ..................... 950,017 7,362,632
Webster Financial Corp. ..................... 393,822 14,866,780
Western Alliance Bancorp .................... 246,783 9,000,176
Wintrust Financial Corp. ..................... 137,911 10,015,097
Zions Bancorp NA ......................... 333,777 8,965,250
480,346,255
a
Total Long-Term  Investments — 99.7%
(Cost: $ 1,062,326,313 ) ............................... 799,378,278
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.09%
(a) (b)
............................. 1,193,639 1,193,639
a
Total Short-Term Securities — 0.1%
(Cost: $ 1,193,639 ) .................................. 1,193,639
Total Investments — 99.8%
(Cost: $ 1,063,519,952 ) ............................... 800,571,917
Other Assets Less Liabilities — 0 .2% ..................... 1,687,998
Net Assets — 100.0% ................................. $ 802,259,915
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
  Shares Held
at 06/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ 11,926,819  $ —  $ (11,927,840)
(b)
$ 86  $ 935  $ —  —  $ 66,746
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 1,687,254  —  (493,615)
(b)
—  —  1,193,639  1,193,639  14,617  —
$ 86  $ 935
$ 1,193,639
$ 81,363  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
U.S. Regional Banks ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financials Select Sector Index ........................................................ 26 09/15/23 $ 2,725 $ 38,567
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 799,378,278  $ —  $ —  $ 799,378,278
Short-Term Securities
Money Market Funds ...................................... 1,193,639  —  —  1,193,639
$ 800,571,917  $ —  $ —  $ 800,571,917
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 38,567  $ —  $ —  $ 38,567
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.